UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York      February 7, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $103,676 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                           Title of             Market Value    SH/PRN    SH/ PUT/ Invest   Other     Voting Authority
Name of Issuer              Class       CUSIP     (x1,000)      Amount    PRN CALL  Disc   Managers   Sole    Shared None
AIR METHODS CORP         Com Par $.06 009128307       5,384      108,404  SH       DEFINED            108,404
ATWOOD OCEANICS INC      Common       050095108       4,661       46,498  SH       DEFINED             46,498
CENVEO INC               Common       15670S105       4,614      264,122  SH       DEFINED            264,122
CONTANGO OIL & GAS CO    Common New   21075N204      10,181      200,052  SH       DEFINED            200,052
COVANTA HLDG CORP        Common       22282E102       9,662      349,319  SH       DEFINED            349,319
DENNYS CORP              Common       24869P104       5,551    1,480,489  SH       DEFINED          1,480,489
EAGLE MATERIALS INC      Common       26969P108       8,193      230,928  SH       DEFINED            230,928
EINSTEIN NOAH REST GROUP Common       28257U104       3,390      186,775  SH       DEFINED            186,775
EMC CORP MASS            Common       268648102      13,986      754,795  SH       DEFINED            754,795
HILL INTERNATIONAL INC   Common       431466101      11,248      793,789  SH       DEFINED            793,789
LOEWS CORP               Common       540424108      13,982      277,743  SH       DEFINED            277,743
ORIGEN FINL INC          Common       68619E208         689      172,358  SH       DEFINED            172,358
REIS INC                 Common       75936P105       1,519      197,777  SH       DEFINED            197,777
REPUBLIC AWYS HLDGS INC  Common       760276105       4,349      222,025  SH       DEFINED            222,025
TERRA INDS INC           Common       880915103       1,478       30,941  SH       DEFINED             30,941
TRANSOCEAN INC NEW       SHS          G90073100       4,789       33,456  SH       DEFINED             33,456
                                                    103,676